17. LEASE LIABILITIES: Schedule of Future Minimum Lease Payments (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Future Minimum Lease Payments

Next 12 months	$223,979
2 years	191,664

Total undiscounted lease obligations	$415,643